GOODWILL (Tables)	12 Months Ended
Feb. 28, 2026
GOODWILL.
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 28,	February 28,
	2025	2026
Beginning balance	$157	$155
Addition (Note3)	—	45,545
Impairment loss	—	(164)
Disposal and write-off	—	—
Foreign exchange difference	(2)	9

Goodwill, net	$155	$45,545